Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' (Deficit) Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Redeemable convertible preferred stock, beginning balance (in shares) at Dec. 31, 2014	14,826,324
Redeemable convertible preferred stock, beginning balance at Dec. 31, 2014	$ 200,501
Increase (Decrease) in Temporary Equity [Roll Forward]
Net proceeds from issuance of Series G redeemable convertible preferred stock (in shares)	3,176,009
Net proceeds from issuance of Series G redeemable convertible preferred stock	$ 73,798
Exercise of warrants on redeemable convertible preferred stock (in shares)	298,050
Exercise of warrants on redeemable convertible preferred stock	$ 5,614
Redeemable convertible preferred stock, ending balance (in shares) at Dec. 31, 2015	18,300,383
Redeemable convertible preferred stock, ending balance at Dec. 31, 2015	$ 279,913
Stockholders' (deficit) equity, beginning balance (in shares) at Dec. 31, 2014		2,757,911
Stockholders' (deficit) equity, beginning balance at Dec. 31, 2014	(243,685)	$ 3	$ 47,673	$ 0	$ (291,361)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized loss on marketable securities	0
Stock-based compensation	8,712		8,712
Issuance of common stock upon exercise of stock options, net of unvested portion (in shares)		2,169,318
Issuance of common stock upon exercise of stock options, net of unvested portion	8,349	$ 2	8,347
Vesting of early exercised stock options (in shares)		139,848
Vesting of early exercised stock options	1,082		1,082
Net loss	(27,260)				(27,260)
Stockholders' (deficit) equity, ending balance (in shares) at Dec. 31, 2015		5,067,077
Stockholders' (deficit) equity, ending balance at Dec. 31, 2015	$ (252,802)	$ 5	65,814	0	(318,621)
Increase (Decrease) in Temporary Equity [Roll Forward]
Net proceeds from issuance of Series G redeemable convertible preferred stock (in shares)	168,534
Net proceeds from issuance of Series G redeemable convertible preferred stock	$ 3,941
Redeemable convertible preferred stock, ending balance (in shares) at Dec. 31, 2016	18,468,917
Redeemable convertible preferred stock, ending balance at Dec. 31, 2016	$ 283,854
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized loss on marketable securities	0
Stock-based compensation	16,834		16,834
Issuance of common stock upon vesting of RSUs (in shares)		212,903
Issuance of common stock upon vesting of RSUs	$ 0
Issuance of common stock upon exercise of stock options, net of unvested portion (in shares)	431,095	431,095
Issuance of common stock upon exercise of stock options, net of unvested portion	$ 1,071	$ 1	1,070
Vesting of early exercised stock options (in shares)		143,072
Vesting of early exercised stock options	1,074		1,074
Net loss	$ (74,774)				(74,774)
Stockholders' (deficit) equity, ending balance (in shares) at Dec. 31, 2016	5,854,147	5,854,147
Stockholders' (deficit) equity, ending balance at Dec. 31, 2016	$ (308,597)	$ 6	84,792	0	(393,395)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of accounting change	$ 34				34
Exercise of warrants on redeemable convertible preferred stock (in shares)	55,987
Conversion of redeemable convertible preferred stock to common stock in connection with the initial public offering (in shares)	(18,524,904)
Conversion of redeemable convertible preferred stock to common stock in connection with the initial public offering	$ (283,854)
Redeemable convertible preferred stock, ending balance (in shares) at Dec. 31, 2017	0
Redeemable convertible preferred stock, ending balance at Dec. 31, 2017	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized loss on marketable securities	(112)			(112)
Stock-based compensation	$ 42,562		42,562
Issuance of common stock upon exercise of stock options, net of unvested portion (in shares)	305,863	305,863
Issuance of common stock upon exercise of stock options, net of unvested portion	$ 1,626		1,626
Issuance of common stock in connection with initial public offering, net of offering costs (in shares)		6,072,000
Issuance of common stock in connection with initial public offering, net of offering costs	119,684	$ 6	119,678
Conversion of redeemable convertible preferred stock to common stock in connection with the initial public offering (in shares)		24,844,349
Conversion of redeemable convertible preferred stock to common stock in connection with the initial public offering	283,854	$ 25	283,829
Conversion of preferred stock warrants to common stock warrants in connection with initial public offering	4,173		4,173
Vesting of early exercised stock options (in shares)		183,487
Vesting of early exercised stock options	1,089		1,089
Shares issued for warrant exercise (in shares)		279,851
Shares issued for preferred stock warrant exercise	1,428		1,428
Deemed dividend on the conversion of Series G redeemable convertible preferred stock (in shares)		582,254
Deemed dividend on the conversion of Series G redeemable convertible preferred stock	0	$ 1	12,809		(12,810)
Net loss	$ (91,205)				(91,205)
Stockholders' (deficit) equity, ending balance (in shares) at Dec. 31, 2017	38,121,951	38,121,951
Stockholders' (deficit) equity, ending balance at Dec. 31, 2017	$ 54,536	$ 38	$ 551,986	$ (112)	$ (497,376)